Accrued expenses and other current liabilities	6 Months Ended
Mar. 31, 2023
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

Note 14 – Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	March 31,	September 30,
	2023	2022
	(unaudited)
Payroll payable	$456,533	$291,616
Other current liabilities	554,504	232,581
Interest payable	18,842	-
Accrued expenses and other current liabilities	$1,029,879	$524,197